INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Inventory [Abstract]
Schedule Of Detailed Information About Inventories Explanatory

	December 31, 2023	December 31, 2022
Ore in stockpiles and on leach pads	$7,614	$12,492
Work-in-process	778	3,059
Finished goods	896	984
Materials and supplies	2,099	—
Total inventory	$11,387	$16,535